Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Financial Risk Management Explanatory [Line Items]
Schedule of maturity analysis for financial liabilities [text block]
The following, except for payables (including related parties) and equipment and construction payable, are the contractual maturities of other financial liabilities. The amounts include estimated interest payments (except for short-term borrowings) but exclude the impact of netting agreements.

	Contractual cash flows	2018.1.1~ 2018.12.31	2019.1.1~ 2020.12.31	2021.1.1~ 2022.12.31	2023 and thereafter
	(in thousands)
December 31, 2017
Non-derivative financial liabilities
Short-term borrowings	$3,424,376	3,424,376	-	-	-
Long-term borrowings (including current installments)	119,344,944	10,941,692	68,455,501	33,892,568	6,055,183
Refundable deposits	838,482	33,510	9,902	-	795,070
Derivative financial instruments
Foreign currency forward contracts － inflows	(22,124,574)	(22,124,574)	-	-	-
Foreign currency forward contracts － outflows	22,170,245	22,170,245	-	-	-
	$123,653,473	14,445,249	68,465,403	33,892,568	6,850,253

	Contractual cash flows	2019.1.1~ 2019.12.31	2020.1.1~ 2021.12.31	2022.1.1~ 2023.12.31	2024 and thereafter
	(in thousands)
December 31, 2018
Non-derivative financial liabilities
Short-term borrowings	$546,472	546,472	-	-	-
Long-term borrowings (including current installments)	92,485,536	31,854,500	45,935,987	14,395,139	299,910
Refundable deposits	816,512	36,977	-	-	779,535
Derivative financial instruments
Foreign currency forward contracts － inflows	(12,453,853)	(12,453,853)	-	-	-
Foreign currency forward contracts － outflows	12,436,885	12,436,885	-	-	-
	$93,831,552	32,420,981	45,935,987	14,395,139	1,079,445

Schedule of sensitivity analysis of currency risk [text block]
Depreciation or appreciation of the NTD by
1
% against the USD, EUR and JPY at December 31, 2017 and 2018, while all other variables were remained constant, would have increased or decreased the net profit before tax for the years ended December 31, 2017 and 2018 as follows:

	For the years ended December 31,
	2017	2018
	(in thousands)
1% of depreciation	$280,968	251,674
1% of appreciation	(280,968)	(251,674)

Currency risk [member]
Disclosure of Financial Risk Management Explanatory [Line Items]
Disclosure of detailed information about exposure to foreign currency risk [text block]
The Company’s significant exposure to foreign currency risk was as follows:

	Foreign currency amounts	Exchange rate	NTD
	(in thousands)		(in thousands)
December 31, 2017
Financial assets
Monetary items
USD	$2,084,406	29.840	62,198,675
JPY	10,228,194	0.2644	2,704,334
EUR	46,517	35.632	1,657,494
Non-monetary items
USD	3,300	29.840	98,472
RMB	19,426	4.5697	88,771

Financial liabilities
Monetary items
USD	1,048,371	29.840	31,283,391
JPY	27,100,546	0.2644	7,165,384
EUR	418	35.632	14,894

December 31, 2018
Financial assets
Monetary items
USD	$2,092,501	30.8020	64,453,216
JPY	11,872,572	0.2775	3,294,639
EUR	29,681	35.2036	1,044,878
Non-monetary items
USD	2,799	30.8020	86,215
RMB	20,258	4.4813	90,782

Financial liabilities
Monetary items
USD	1,188,175	30.8020	36,598,166
JPY	25,296,499	0.2775	7,019,778
EUR	209	35.2036	7,358